UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21323
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	April 30
Date of Reporting Period:	January 31, 2007

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund                                                                             as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 56.6% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.0%
	Alliant Techsystems, Inc.
$643,500	Term Loan, 6.88%, Maturing March 31, 2009	$644,707
	CACI International, Inc.
339,752	Term Loan, 6.92%, Maturing May 3, 2011	340,389
	Dresser Rand Group, Inc.
161,542	Term Loan, 7.32%, Maturing October 29, 2011	162,773
	DRS Technologies, Inc.
1,215,813	Term Loan, 6.87%, Maturing January 31, 2013	1,220,182
	Evergreen International Aviation
1,396,354	Term Loan, 8.86%, Maturing October 31, 2011	1,392,863
	Hexcel Corp.
2,885,358	Term Loan, 7.13%, Maturing March 1, 2012	2,892,571
	IAP Worldwide Services, Inc.
2,227,500	Term Loan, 9.69%, Maturing December 30, 2012	2,231,329
	K&F Industries, Inc.
2,513,102	Term Loan, 7.32%, Maturing November 18, 2012	2,525,276
	Spirit Aerosystems, Inc.
1,336,468	Term Loan, 7.11%, Maturing December 31, 2011	1,343,149
	Standard Aero Holdings, Inc.
1,513,836	Term Loan, 7.61%, Maturing August 24, 2012	1,520,459
	Transdigm, Inc.
2,100,000	Term Loan, 7.37%, Maturing June 23, 2013	2,114,437
	Vought Aircraft Industries, Inc.
1,304,965	Term Loan, 7.88%, Maturing December 17, 2011	1,316,112
	Wesco Aircraft Hardware Corp.
1,500,000	Term Loan, 7.57%, Maturing September 29, 2013	1,512,891
	Wyle Laboratories, Inc.
281,627	Term Loan, 8.12%, Maturing January 28, 2011	283,123
		$19,500,261
Air Transport — 0.7%
	Airport Development and Investment
GBP 2,500,000	Term Loan, 10.12%, Maturing April 7, 2011	$4,914,253
	Delta Air Lines, Inc.
1,725,000	Term Loan, 8.12%, Maturing March 16, 2008	1,739,255
2,000,000	Term Loan, 12.87%, Maturing March 16, 2008	2,042,590
	Northwest Airlines, Inc.
2,800,000	DIP Loan, 7.85%, Maturing August 21, 2008	2,821,876
	United Airlines, Inc.
1,675,953	Term Loan, 9.12%, Maturing February 1, 2012	1,683,136
239,422	Term Loan, 11.00%, Maturing February 1, 2012	240,448
		$13,441,558

Automotive — 2.4%
	Accuride Corp.
$2,655,188	Term Loan, 7.38%, Maturing January 31, 2012	$2,665,976
	Affina Group, Inc.
2,313,738	Term Loan, 8.36%, Maturing November 30, 2011	2,330,006
	Axletech International Holding, Inc.
1,950,000	Term Loan, 11.86%, Maturing April 21, 2013	1,967,876
	CSA Acquisition Corp.
737,749	Term Loan, 7.88%, Maturing December 23, 2011	742,130
619,033	Term Loan, 7.88%, Maturing December 23, 2011	622,709
495,000	Term Loan, 7.88%, Maturing December 23, 2012	497,846
	Dana Corp.
2,400,000	Term Loan, 7.82%, Maturing March 30, 2008	2,404,517
	Dayco Products, LLC
2,661,625	Term Loan, 7.87%, Maturing June 21, 2011	2,669,112
	Exide Technologies, Inc.
617,005	Term Loan, 11.75%, Maturing May 5, 2010	648,626
624,566	Term Loan, 11.75%, Maturing May 5, 2010	656,575
	Federal-Mogul Corp.
1,950,000	DIP Loan, 7.32%, Maturing July 1, 2007	1,955,850
5,626,706	Term Loan, 9.07%, Maturing July 1, 2007	5,658,356
	Ford Motor Co.
2,325,000	Term Loan, 8.36%, Maturing December 15, 2013	2,358,099
	General Motors Corp.
1,925,000	Term Loan, 7.75%, Maturing November 29, 2013	1,948,943
	Goodyear Tire & Rubber Co.
950,000	Term Loan, 5.22%, Maturing April 30, 2010	958,397
3,185,000	Term Loan, 8.14%, Maturing April 30, 2010	3,225,475
1,000,000	Term Loan, 8.89%, Maturing March 1, 2011	1,014,792
	HLI Operating Co., Inc.
2,105,500	Term Loan, 8.88%, Maturing June 3, 2009	2,127,082
	Insurance Auto Auctions, Inc.
951,420	Term Loan, 7.87%, Maturing May 19, 2012 (2)	955,285
	Keystone Automotive Operations, Inc.
1,175,000	Term Loan, 8.82%, Maturing January 12, 2012	1,180,875
	R.J. Tower Corp.
1,880,000	DIP Revolving Loan, 9.88%, Maturing August 2, 2007	1,862,766
	Tenneco Automotive, Inc.
1,861,375	Term Loan, 7.36%, Maturing December 12, 2009	1,876,033
817,670	Term Loan, 7.31%, Maturing December 12, 2010	824,109
	Trimas Corp.
314,063	Term Loan, 8.13%, Maturing August 2, 2011	318,381
1,357,535	Term Loan, 8.11%, Maturing August 2, 2013	1,376,201
	TRW Automotive, Inc.
1,960,000	Term Loan, 6.88%, Maturing October 31, 2010	1,962,654
2,279,223	Term Loan, 6.94%, Maturing June 30, 2012	2,281,180

	United Components, Inc.
$1,856,061	Term Loan, 7.63%, Maturing June 30, 2010	$1,865,341
		$48,955,192
Beverage and Tobacco — 0.7%
	Alliance One International, Inc.
$701,248	Term Loan, 8.82%, Maturing May 13, 2010	$710,013
	Constellation Brands, Inc.
1,291,667	Term Loan, 6.88%, Maturing June 5, 2013	1,301,175
	Culligan International Co.
954,999	Term Loan, 7.07%, Maturing September 30, 2011	957,686
	Liberator Midco Ltd.
GBP 344,017	Term Loan, 13.44%, Maturing October 27, 2016	691,616
	MafCo Worldwide Corp.
1,178,863	Term Loan, 7.36%, Maturing December 8, 2011	1,181,074
	National Dairy Holdings, L.P.
2,124,861	Term Loan, 7.32%, Maturing March 15, 2012	2,128,845
	National Distribution Co.
836,000	Term Loan, 11.82%, Maturing June 22, 2010	838,090
	Reynolds American, Inc.
3,855,625	Term Loan, 7.14%, Maturing May 31, 2012	3,889,362
	Southern Wine & Spirits of America, Inc.
2,968,328	Term Loan, 6.86%, Maturing May 31, 2012	2,979,922
	Sunny Delight Beverages Co.
416,320	Term Loan, 11.37%, Maturing August 20, 2010	407,213
		$15,084,996
Building and Development — 3.4%
	AP-Newkirk Holdings, LLC
$1,938,128	Term Loan, 7.82%, Maturing December 21, 2007	$1,941,460
	Beacon Sales Acquisition, Inc.
922,688	Term Loan, 7.36%, Maturing September 30, 2013	927,301
	Biomed Realty, L.P.
3,690,000	Term Loan, 7.58%, Maturing May 31, 2010	3,680,775
	Capital Automotive REIT
3,651,282	Term Loan, 7.08%, Maturing December 16, 2010	3,683,483
	Epco / Fantome, LLC
1,896,000	Term Loan, 7.99%, Maturing November 23, 2010	1,905,480
	Formica Corp.
1,339,875	Term Loan, 9.29%, Maturing March 15, 2013	1,339,875
	FT-FIN Acquisition, LLC
1,404,194	Term Loan, 6.83%, Maturing November 17, 2007 (2)	1,407,704
	Gables GP, Inc.
93,947	Term Loan, 7.07%, Maturing March 31, 2007	94,170
	General Growth Properties, Inc.
2,000,000	Term Loan, 6.57%, Maturing February 24, 2011	1,995,402

	Hovstone Holdings, LLC
$1,262,250	Term Loan, 7.36%, Maturing February 28, 2009	$1,243,316
	Landsource Communities, LLC
1,002,000	Term Loan, 7.88%, Maturing March 31, 2010	1,001,374
	Lanoga Corp.
1,641,760	Term Loan, 7.11%, Maturing June 29, 2013	1,641,760
	LNR Property Corp.
3,700,000	Term Loan, 8.12%, Maturing July 3, 2011	3,725,767
	Mueller Group, Inc.
2,959,588	Term Loan, 7.36%, Maturing October 3, 2012	2,982,400
	NCI Building Systems, Inc.
1,476,484	Term Loan, 6.84%, Maturing June 18, 2010	1,478,792
	Newkirk Master, L.P.
2,036,316	Term Loan, 7.08%, Maturing August 11, 2008	2,039,816
1,829,227	Term Loan, 7.08%, Maturing August 11, 2008	1,832,371
	Nortek, Inc.
3,983,622	Term Loan, 7.35%, Maturing August 27, 2011	3,995,075
	Panolam Industries Holdings, Inc.
1,505,837	Term Loan, 8.11%, Maturing September 30, 2012	1,510,543
	Ply Gem Industries, Inc.
127,164	Term Loan, 8.37%, Maturing August 15, 2011	128,714
1,907,461	Term Loan, 8.37%, Maturing August 15, 2011	1,930,709
	Rubicon GSA II, LLC
3,125,000	Term Loan, 8.10%, Maturing July 31, 2008	3,125,000
	South Edge, LLC
287,500	Term Loan, 7.38%, Maturing October 31, 2009	286,871
	Standard Pacific Corp.
1,400,000	Term Loan, 6.87%, Maturing May 5, 2013	1,392,125
	Stile Acquisition Corp.
964,485	Term Loan, 7.38%, Maturing April 6, 2013	961,433
	Stile U.S. Acquisition Corp.
966,128	Term Loan, 7.38%, Maturing April 6, 2013	963,071
	TE / Tousa Senior, LLC
1,750,000	Term Loan, 11.75%, Maturing August 1, 2008 (2)(3)	1,743,282
	Tousa/Kolter, LLC
1,864,000	Term Loan, 6.87%, Maturing January 7, 2008 (2)	1,866,330
	TRU 2005 RE Holding Co.
7,325,000	Term Loan, 8.33%, Maturing December 9, 2008	7,399,393
	Trustreet Properties, Inc.
1,800,000	Term Loan, 7.33%, Maturing April 8, 2010	1,804,500
	United Subcontractors, Inc.
1,000,000	Term Loan, 12.62%, Maturing June 27, 2013	970,000
	WCI Communities, Inc.
5,000,000	Term Loan, 7.32%, Maturing December 23, 2010	4,938,750
	Wintergames Acquisition ULC
4,175,000	Term Loan, 7.32%, Maturing October 26, 2007	4,177,609
		$70,114,651

Business Equipment and Services — 4.0%
	Acco Brands Corp.
$1,792,440	Term Loan, 7.12%, Maturing August 17, 2012	$1,804,483
	Activant Solutions, Inc.
956,538	Term Loan, 7.38%, Maturing May 1, 2013	956,240
	Affiliated Computer Services
1,064,250	Term Loan, 7.35%, Maturing March 20, 2013	1,072,749
2,810,875	Term Loan, 7.36%, Maturing March 20, 2013	2,834,065
	Affinion Group, Inc.
3,247,185	Term Loan, 7.87%, Maturing October 17, 2012	3,281,281
	Allied Security Holdings, LLC
1,684,545	Term Loan, 8.37%, Maturing June 30, 2010	1,703,497
	DynCorp International, LLC
1,336,200	Term Loan, 7.66%, Maturing February 11, 2011	1,347,335
	Education Management, LLC
2,039,750	Term Loan, 7.88%, Maturing June 1, 2013	2,060,657
	Info USA, Inc.
742,500	Term Loan, 7.12%, Maturing February 14, 2012	743,428
	Iron Mountain, Inc.
4,567,595	Term Loan, 7.09%, Maturing April 2, 2011	4,580,919
1,586,831	Term Loan, 7.13%, Maturing April 2, 2011	1,593,112
	Language Line, Inc.
2,654,670	Term Loan, 8.60%, Maturing June 11, 2011	2,683,290
	N.E.W. Holdings I, LLC
1,015,000	Term Loan, 12.36%, Maturing February 8, 2014	1,024,199
623,171	Term Loan, 8.11%, Maturing August 8, 2014	626,676
	Nielsen Finance, LLC
9,102,188	Term Loan, 7.63%, Maturing August 9, 2013	9,184,935
	Protection One, Inc.
2,071,215	Term Loan, 7.85%, Maturing March 31, 2012	2,082,865
	Quantum Corp.
583,333	Term Loan, 9.44%, Maturing August 22, 2012	584,062
	Quintiles Transnational Corp.
1,240,625	Term Loan, 7.36%, Maturing March 31, 2013	1,242,951
2,225,000	Term Loan, 9.36%, Maturing March 31, 2014	2,256,057
	RGIS Holdings, LLC
3,123,076	Term Loan, 7.86%, Maturing February 15, 2013	3,126,980
	Serena Software, Inc.
750,000	Term Loan, 7.61%, Maturing March 10, 2013	753,188
	SS&C Technologies, Inc.
132,892	Term Loan, 7.86%, Maturing November 23, 2012	133,916
2,281,106	Term Loan, 7.86%, Maturing November 23, 2012	2,298,689
	SunGard Data Systems, Inc.
13,910,507	Term Loan, 7.88%, Maturing February 11, 2013	14,056,136

	TDS Investor Corp.
EUR 1,995,000	Term Loan, 6.47%, Maturing August 23, 2013	$2,604,901
3,634,004	Term Loan, 7.86%, Maturing August 23, 2013	3,661,009
356,888	Term Loan, 7.86%, Maturing August 23, 2013	359,540
	Transaction Network Services, Inc.
948,834	Term Loan, 7.35%, Maturing May 4, 2012	951,206
	U.S. Security Holdings, Inc.
992,500	Term Loan, 7.89%, Maturing May 8, 2013	1,002,425
	US Investigations Services, Inc.
3,259,484	Term Loan, 7.87%, Maturing October 14, 2012	3,279,855
692,350	Term Loan, 7.87%, Maturing October 14, 2013	696,100
	West Corp.
3,250,000	Term Loan, 8.09%, Maturing October 24, 2013	3,276,913
	Williams Scotsman, Inc.
2,750,000	Term Loan, 6.82%, Maturing June 27, 2010	2,750,000
	Worldspan, L.P.
1,825,000	Term Loan, 8.58%, Maturing December 7, 2013	1,836,406
		$82,450,065
Cable and Satellite Television — 3.1%
	Atlantic Broadband Finance, LLC
$1,920,491	Term Loan, 8.10%, Maturing February 10, 2011	$1,950,099
	Bragg Communications, Inc.
2,138,287	Term Loan, 7.12%, Maturing August 31, 2011	2,145,643
	Bresnan Broadband Holdings, LLC
1,550,000	Term Loan, 9.87%, Maturing March 29, 2014	1,580,516
	Charter Communications Operating, LLC
15,023,954	Term Loan, 7.99%, Maturing April 28, 2013	15,174,659
	CSC Holdings, Inc.
3,895,563	Term Loan, 7.11%, Maturing March 29, 2013	3,910,253
	Insight Midwest Holdings, LLC
7,025,000	Term Loan, 7.61%, Maturing April 6, 2014	7,088,668
	Kabel BW GMBH and Co.
EUR 1,000,000	Term Loan, 6.24%, Maturing June 9, 2013	1,305,504
EUR 1,000,000	Term Loan, 6.74%, Maturing June 9, 2014	1,311,411
	MCC Iowa, LLC
3,020,000	Term Loan, 7.37%, Maturing March 31, 2010	2,995,777
	Mediacom Broadband Group
2,451,512	Term Loan, 7.17%, Maturing January 31, 2015	2,451,704
	Mediacom Illinois, LLC
4,838,750	Term Loan, 7.17%, Maturing January 31, 2015	4,849,119
	NTL Investment Holdings, Ltd.
3,266,856	Term Loan, 7.36%, Maturing March 30, 2012	3,288,878
	Persona Communications Corp.
469,311	Term Loan, 0.00%, Maturing October 12, 2013 (2)	473,418
755,689	Term Loan, 8.12%, Maturing October 12, 2013	762,301
1,075,000	Term Loan, 11.36%, Maturing April 12, 2014	1,085,078

	UGS Corp.
$4,287,591	Term Loan, 7.10%, Maturing March 31, 2012	$4,298,310
	UPC Broadband Holding B.V.
1,280,000	Term Loan, 7.37%, Maturing March 31, 2013	1,286,618
1,280,000	Term Loan, 7.37%, Maturing December 31, 2013	1,286,618
	Ypso Holding SA
EUR 2,480,685	Term Loan, 6.12%, Maturing July 28, 2014	3,234,528
EUR 957,340	Term Loan, 6.12%, Maturing July 28, 2014	1,248,261
EUR 1,561,975	Term Loan, 6.12%, Maturing July 28, 2014	2,036,636
		$ 63,763,999
Chemicals and Plastics — 3.6%
	Brenntag Holding GmbH and Co. KG
$2,009,091	Term Loan, 7.89%, Maturing December 23, 2013	$2,032,635
490,909	Term Loan, 7.89%, Maturing December 23, 2013	495,972
1,300,000	Term Loan, 11.89%, Maturing December 23, 2015	1,331,078
	Celanese Holdings, LLC
4,462,995	Term Loan, 7.11%, Maturing June 4, 2011	4,494,027
	Gentek, Inc.
1,588,994	Term Loan, 7.35%, Maturing February 25, 2011	1,593,712
732,407	Term Loan, 9.61%, Maturing February 28, 2012	737,809
	Georgia Gulf Corp.
1,600,676	Term Loan, 7.32%, Maturing October 3, 2013	1,613,252
	Hercules, Inc.
1,739,277	Term Loan, 6.82%, Maturing October 8, 2010	1,743,625
	Hexion Specialty Chemicals, Inc.
4,987,500	Term Loan, 7.88%, Maturing May 5, 2013	5,014,308
	Huntsman, LLC
6,242,416	Term Loan, 7.07%, Maturing August 16, 2012	6,283,772
	Innophos, Inc.
372,500	Term Loan, 7.57%, Maturing August 10, 2010	374,518
	Invista B.V.
3,103,690	Term Loan, 6.88%, Maturing April 29, 2011	3,113,389
1,645,186	Term Loan, 6.88%, Maturing April 29, 2011	1,650,327
	ISP Chemo, Inc.
4,912,875	Term Loan, 7.38%, Maturing February 16, 2013	4,955,479
	Kraton Polymers, LLC
2,636,393	Term Loan, 7.38%, Maturing May 12, 2013	2,659,461
	Lucite International Group Holdings
279,008	Term Loan, 0.00%, Maturing July 7, 2013 (2)	282,059
792,012	Term Loan, 8.07%, Maturing July 7, 2013	800,675
	Lyondell Chemical Co.
5,187,000	Term Loan, 7.12%, Maturing August 16, 2013	5,230,223
	Momentive Performance Material
1,600,000	Term Loan, 7.63%, Maturing December 4, 2013	1,613,800
	Mosaic Co.
1,536,600	Term Loan, 7.11%, Maturing December 21, 2012	1,551,325

	Nalco Co.
$5,948,249	Term Loan, 7.11%, Maturing November 4, 2010	$5,993,431
	PQ Corp.
1,894,645	Term Loan, 7.37%, Maturing February 10, 2012	1,904,512
	Professional Paint, Inc.
970,125	Term Loan, 7.63%, Maturing May 31, 2012	971,944
	Propex Fabrics, Inc.
1,686,010	Term Loan, 8.32%, Maturing July 31, 2012	1,690,225
	Rockwood Specialties Group, Inc.
3,738,700	Term Loan, 7.36%, Maturing December 10, 2012	3,766,740
	Solo Cup Co.
3,864,493	Term Loan, 8.82%, Maturing February 27, 2011	3,930,611
725,000	Term Loan, 11.57%, Maturing March 31, 2012	742,672
	Solutia, Inc.
6,000,000	DIP Loan, 8.36%, Maturing March 31, 2007	6,048,750
	Wellman, Inc.
1,250,000	Term Loan, 9.37%, Maturing February 10, 2009	1,243,750
		$73,864,081
Clothing/Textiles — 0.3%
	Hanesbrands, Inc.
$2,222,571	Term Loan, 7.61%, Maturing September 5, 2013	$2,252,161
1,125,000	Term Loan, 9.11%, Maturing March 5, 2014	1,159,981
	St. John Knits International, Inc.
1,346,699	Term Loan, 9.38%, Maturing March 23, 2012	1,353,433
	The William Carter Co.
1,176,770	Term Loan, 6.86%, Maturing July 14, 2012	1,178,793
	Warnaco, Inc.
714,722	Term Loan, 6.86%, Maturing January 31, 2013	714,276
		$6,658,644
Conglomerates — 1.2%
	Amsted Industries, Inc.
$2,244,241	Term Loan, 7.36%, Maturing October 15, 2010	$2,252,657
	Blount, Inc.
513,245	Term Loan, 7.09%, Maturing August 9, 2010	514,689
	Bushnell Performance Optics
987,799	Term Loan, 8.36%, Maturing August 19, 2011	994,796
	Dundee Holding, Inc.
2,761,950	Term Loan, 8.57%, Maturing February 17, 2015	2,782,665
	Euramax International, Inc.
731,363	Term Loan, 8.13%, Maturing June 28, 2012	733,191
501,316	Term Loan, 12.36%, Maturing June 28, 2013	495,049
248,684	Term Loan, 12.36%, Maturing June 28, 2013	245,576
	Goodman Global Holdings, Inc.
998,036	Term Loan, 7.13%, Maturing December 23, 2011	999,699

	Jarden Corp.
$1,199,300	Term Loan, 7.11%, Maturing January 24, 2012	$1,201,924
2,946,740	Term Loan, 7.36%, Maturing January 24, 2012	2,957,331
	Johnson Diversey, Inc.
3,365,449	Term Loan, 7.87%, Maturing December 16, 2011	3,401,732
	Polymer Group, Inc.
4,306,500	Term Loan, 7.61%, Maturing November 22, 2012	4,314,575
	Rexnord Corp.
1,740,984	Term Loan, 7.88%, Maturing July 19, 2013	1,747,874
	Terex Corp.
945,250	Term Loan, 7.11%, Maturing July 13, 2013	948,795
		$23,590,553
Containers and Glass Products — 1.7%
	Bluegrass Container Co.
$498,405	Term Loan, 7.60%, Maturing June 30, 2013	$504,448
1,665,720	Term Loan, 7.60%, Maturing June 30, 2013	1,685,917
224,242	Term Loan, 10.32%, Maturing December 30, 2013	228,195
700,758	Term Loan, 10.33%, Maturing December 30, 2013	713,108
	Consolidated Container Holding, LLC
1,218,750	Term Loan, 8.63%, Maturing December 15, 2008	1,224,844
	Crown Americas, Inc.
693,000	Term Loan, 7.12%, Maturing November 15, 2012	695,339
	Graham Packaging Holdings Co.
4,410,000	Term Loan, 7.63%, Maturing October 7, 2011	4,452,133
471,392	Term Loan, 7.69%, Maturing October 7, 2011	475,896
2,142,857	Term Loan, 9.63%, Maturing April 7, 2012	2,169,107
	Graphic Packaging International, Inc.
10,266,568	Term Loan, 7.86%, Maturing August 8, 2010	10,396,502
	IPG (US), Inc.
1,728,876	Term Loan, 8.07%, Maturing July 28, 2011	1,734,279
	Kranson Industries, Inc.
1,122,188	Term Loan, 8.11%, Maturing July 31, 2013	1,128,500
	Owens-Brockway Glass Container
2,077,188	Term Loan, 6.82%, Maturing June 14, 2013	2,082,121
	Smurfit-Stone Container Corp.
840,428	Term Loan, 4.73%, Maturing November 1, 2011	849,071
3,322,429	Term Loan, 7.63%, Maturing November 1, 2011	3,356,597
2,073,969	Term Loan, 7.63%, Maturing November 1, 2011	2,094,590
		$33,790,647
Cosmetics/Toiletries — 0.2%
	American Safety Razor Co.
$1,200,000	Term Loan, 11.72%, Maturing July 31, 2014	$1,221,000
	Prestige Brands, Inc.
3,210,920	Term Loan, 7.71%, Maturing April 7, 2011	3,238,348
		$4,459,348

Drugs — 0.3%
	Stiefel Laboratories, Inc.
$715,088	Term Loan, 0.00%, Maturing December 28, 2013 (2)	$723,133
934,912	Term Loan, 7.61%, Maturing December 28, 2013	945,429
	Warner Chilcott Corp.
832,888	Term Loan, 7.36%, Maturing January 18, 2012	837,796
51,948	Term Loan, 7.36%, Maturing January 18, 2012	52,208
3,033,650	Term Loan, 7.37%, Maturing January 18, 2012	3,051,527
		$5,610,093
Ecological Services and Equipment — 0.7%
	Allied Waste Industries, Inc.
$1,582,106	Term Loan, 5.33%, Maturing January 15, 2012	$1,592,077
3,567,456	Term Loan, 7.16%, Maturing January 15, 2012	3,586,185
	Duratek, Inc.
775,902	Term Loan, 7.63%, Maturing June 7, 2013	782,934
	Energysolutions, LLC
81,761	Term Loan, 7.57%, Maturing June 7, 2013	82,502
1,713,450	Term Loan, 7.63%, Maturing June 7, 2013	1,728,979
	Environmental Systems, Inc.
924,143	Term Loan, 8.85%, Maturing December 12, 2008	928,764
1,000,000	Term Loan, 15.36%, Maturing December 12, 2010	1,005,000
	IESI Corp.
3,464,706	Term Loan, 7.11%, Maturing January 20, 2012	3,477,699
	Sensus Metering Systems, Inc.
803,355	Term Loan, 7.39%, Maturing December 17, 2010	801,346
106,709	Term Loan, 7.41%, Maturing December 17, 2010	106,443
		$14,091,929
Electronics/Electrical — 1.9%
	Advanced Micro Devices, Inc.
$3,191,378	Term Loan, 7.62%, Maturing December 31, 2013	$3,222,750
	AMI Semiconductor, Inc.
2,124,197	Term Loan, 6.82%, Maturing April 1, 2012	2,122,870
	Aspect Software, Inc.
2,643,375	Term Loan, 8.38%, Maturing July 11, 2011	2,657,694
2,350,000	Term Loan, 12.44%, Maturing July 11, 2013	2,359,792
	Communications & Power, Inc.
1,292,824	Term Loan, 7.57%, Maturing July 23, 2010	1,298,480
	Enersys Capital, Inc.
1,535,625	Term Loan, 7.37%, Maturing March 17, 2011	1,545,223
	Freescale Semiconductor, Inc.
5,675,000	Term Loan, 7.37%, Maturing December 1, 2013	5,717,563
	Infor Enterprise Solutions Holdings
3,474,150	Term Loan, 9.12%, Maturing July 28, 2012	3,509,760
1,812,600	Term Loan, 9.12%, Maturing July 28, 2012	1,827,554

	Network Solutions, LLC
$1,163,250	Term Loan, 10.36%, Maturing January 9, 2012	$1,177,791
	Rayovac Corp.
3,878,280	Term Loan, 8.60%, Maturing February 7, 2012	3,897,326
	Sensata Technologies Finance Co.
3,805,875	Term Loan, 7.11%, Maturing April 27, 2013	3,799,454
	Telcordia Technologies, Inc.
4,519,377	Term Loan, 8.12%, Maturing September 15, 2012	4,479,128
	TTM Technologies, Inc.
787,500	Term Loan, 7.62%, Maturing October 27, 2012	791,438
	Vertafore, Inc.
975,000	Term Loan, 11.40%, Maturing January 31, 2013	990,437
		$39,397,260
Equipment Leasing — 0.7%
	Awas Capital, Inc.
$823,414	Term Loan, 7.13%, Maturing March 22, 2013	$817,238
2,987,581	Term Loan, 11.38%, Maturing March 22, 2013	3,032,394
	Maxim Crane Works, L.P.
1,268,173	Term Loan, 7.32%, Maturing January 28, 2010	1,271,344
	Rental Service Corp.
1,500,000	Term Loan, 8.86%, Maturing November 30, 2013	1,528,829
	The Hertz Corp.
688,889	Term Loan, 5.37%, Maturing December 21, 2012	694,540
5,459,636	Term Loan, 7.35%, Maturing December 21, 2012	5,504,421
	United Rentals, Inc.
565,000	Term Loan, 5.32%, Maturing February 14, 2011	571,239
1,244,509	Term Loan, 7.32%, Maturing February 14, 2011	1,258,251
		$14,678,256
Farming/Agriculture — 0.3%
	BF Bolthouse HoldCo, LLC
$2,970,000	Term Loan, 7.63%, Maturing December 16, 2012	$2,983,923
1,475,000	Term Loan, 10.86%, Maturing December 16, 2013	1,493,131
	Central Garden & Pet Co.
2,530,875	Term Loan, 6.82%, Maturing February 28, 2014	2,535,620
		$7,012,674
Financial Intermediaries — 0.8%
	AIMCO Properties, L.P.
$3,050,000	Term Loan, 6.91%, Maturing March 23, 2011	$3,063,344
	Ameritrade Holding Corp.
2,441,506	Term Loan, 6.82%, Maturing December 31, 2012	2,450,217
	Citgo III, Ltd.
250,000	Term Loan, 8.11%, Maturing August 3, 2013	252,188
250,000	Term Loan, 8.61%, Maturing August 3, 2014	253,125
	Coinstar, Inc.
594,509	Term Loan, 7.36%, Maturing July 7, 2011	598,224

	Grosvenor Capital Management
$725,000	Term Loan, 7.63%, Maturing December 5, 2013	$729,078
	IPayment, Inc.
1,215,813	Term Loan, 7.35%, Maturing May 10, 2013	1,213,533
	LPL Holdings, Inc.
4,664,750	Term Loan, 8.11%, Maturing June 30, 2013	4,722,332
	Oxford Acquisition III, Ltd.
EUR 500,000	Term Loan, 5.94%, Maturing September 20, 2013	659,110
1,650,000	Term loan, 7.75%, Maturing September 20, 2013	1,665,726
	The Macerich Partnership, L.P.
1,465,000	Term Loan, 6.88%, Maturing April 25, 2010	1,467,747
		$17,074,624
Food Products — 0.9%
	Acosta, Inc.
$3,009,875	Term Loan, 8.07%, Maturing July 28, 2013	$3,042,481
	American Seafoods Group, LLC
1,167,559	Term Loan, 7.11%, Maturing September 30, 2011	1,166,099
	Chiquita Brands, LLC
3,776,284	Term Loan, 8.38%, Maturing June 28, 2012	3,838,434
	Michael Foods, Inc.
1,565,962	Term Loan, 7.35%, Maturing November 21, 2010	1,573,466
	Nutro Products, Inc.
631,295	Term Loan, 7.36%, Maturing April 26, 2013	635,635
	Pinnacle Foods Holdings Corp.
4,413,036	Term Loan, 7.36%, Maturing November 25, 2010	4,435,101
	QCE Finance, LLC
1,225,000	Term Loan, 11.11%, Maturing November 5, 2013	1,253,328
	Reddy Ice Group, Inc.
3,130,000	Term Loan, 7.11%, Maturing August 9, 2012	3,133,913
		$19,078,457
Food Service — 1.0%
	AFC Enterprises, Inc.
$743,774	Term Loan, 7.38%, Maturing May 23, 2009	$747,493
	Buffets, Inc.
245,000	Term Loan, 5.27%, Maturing May 1, 2013	246,378
1,855,000	Term Loan, 8.36%, Maturing November 1, 2013	1,865,434
	Burger King Corp.
1,795,672	Term Loan, 6.88%, Maturing June 30, 2012	1,799,848
	Carrols Corp.
336,364	Term Loan, 7.88%, Maturing December 31, 2010	338,045
	CBRL Group, Inc.
2,332,477	Term Loan, 6.87%, Maturing April 27, 2013	2,338,600
	CKE Restaurants, Inc.
880,346	Term Loan, 7.38%, Maturing May 1, 2010	883,647

	Denny’s, Inc.
$176,667	Term Loan, 7.52%, Maturing March 31, 2012	$179,096
1,081,467	Term Loan, 7.61%, Maturing March 31, 2012	1,096,337
	Domino’s, Inc.
8,444,101	Term Loan, 6.88%, Maturing June 25, 2010	8,454,656
	Maine Beverage Co., LLC
825,000	Term Loan, 7.11%, Maturing June 30, 2010	822,937
	NPC International, Inc.
520,833	Term Loan, 7.12%, Maturing May 3, 2013	520,996
	Sagittarius Restaurants, LLC
496,250	Term Loan, 7.62%, Maturing March 29, 2013	498,576
		$19,792,043
Food/Drug Retailers — 0.4%
	Cumberland Farms, Inc.
$2,069,813	Term Loan, 7.37%, Maturing September 29, 2013	$2,080,162
	General Nutrition Centers, Inc.
1,300,291	Term Loan, 8.07%, Maturing December 5, 2009	1,307,199
	Supervalu, Inc.
1,960,188	Term Loan, 7.10%, Maturing June 1, 2012	1,971,312
	The Jean Coutu Group (PJC), Inc.
2,690,680	Term Loan, 7.88%, Maturing July 30, 2011	2,698,053
	The Pantry, Inc.
965,250	Term Loan, 7.07%, Maturing January 2, 2012	969,473
		$9,026,199
Forest Products — 1.2%
	Appleton Papers, Inc.
$1,943,599	Term Loan, 7.62%, Maturing June 11, 2010	$1,955,746
	Boise Cascade Holdings, LLC
6,207,829	Term Loan, 7.11%, Maturing October 29, 2011	6,245,467
	Buckeye Technologies, Inc.
394,655	Term Loan, 7.42%, Maturing April 15, 2010	395,066
	Georgia Pacific Corp.
10,667,250	Term Loan, 7.35%, Maturing December 20, 2012	10,773,922
	NewPage Corp.
2,160,880	Term Loan, 7.63%, Maturing May 2, 2011	2,187,891
	Xerium Technologies, Inc.
3,930,160	Term Loan, 7.86%, Maturing May 18, 2012	3,927,703
		$25,485,795
Healthcare — 4.7%
	Accellent, Inc.
$1,435,500	Term Loan, 7.37%, Maturing November 22, 2012	$1,437,294
	Alliance Imaging, Inc.
2,169,952	Term Loan, 7.88%, Maturing December 29, 2011	2,182,429
	American Medical Systems
2,156,841	Term Loan, 7.81%, Maturing July 20, 2012	2,159,537

	Ameripath, Inc.
$1,736,875	Term Loan, 7.36%, Maturing October 31, 2012	$1,739,697
	AMN Healthcare, Inc.
438,587	Term Loan, 7.11%, Maturing November 2, 2011	440,231
	AMR HoldCo, Inc.
1,203,554	Term Loan, 7.38%, Maturing February 10, 2012	1,208,820
	Community Health Systems, Inc.
11,586,323	Term Loan, 7.12%, Maturing August 19, 2011	11,620,723
	Concentra Operating Corp.
4,629,806	Term Loan, 7.38%, Maturing September 30, 2011	4,648,617
	Conmed Corp.
1,087,090	Term Loan, 7.38%, Maturing April 13, 2013	1,087,770
	CRC Health Corp.
648,375	Term Loan, 7.86%, Maturing February 6, 2013	655,872
595,508	Term Loan, 7.86%, Maturing February 6, 2013	602,393
	Davita, Inc.
8,917,736	Term Loan, 7.40%, Maturing October 5, 2012	8,995,766
	DJ Orthopedics, LLC
444,125	Term Loan, 6.88%, Maturing April 7, 2013	444,403
	Emdeon Business Services, LLC
2,259,934	Term Loan, 7.87%, Maturing November 16, 2013	2,273,588
	Encore Medical Finance, LLC
1,421,438	Term Loan, 7.87%, Maturing November 3, 2013	1,426,101
	FGX International, Inc.
334,000	Term Loan, 13.11%, Maturing December 9, 2013	320,640
	FHC Health Systems, Inc.
791,364	Term Loan, 12.12%, Maturing December 18, 2009	815,105
553,955	Term Loan, 14.12%, Maturing December 18, 2009	570,573
	Fresenius Medical Care Holdings
3,890,575	Term Loan, 6.74%, Maturing March 31, 2013	3,884,766
	Graceway Pharmaceuticals, LLC
1,000,000	Term Loan, 7.84%, Maturing December 29, 2011	1,006,875
500,000	Term Loan, 11.34%, Maturing December 29, 2012	507,500
	Hanger Orthopedic Group, Inc.
945,256	Term Loan, 7.87%, Maturing May 30, 2013	951,171
	HCA, Inc.
8,950,000	Term Loan, 8.11%, Maturing November 18, 2013	9,041,666
	HealthSouth Corp.
2,786,000	Term Loan, 8.61%, Maturing March 10, 2013	2,815,777
	Iasis Healthcare, LLC
1,979,696	Term Loan, 7.57%, Maturing June 16, 2011	2,001,967
	Kinetic Concepts, Inc.
2,299,899	Term Loan, 7.12%, Maturing October 3, 2009	2,310,681
	Leiner Health Products, Inc.
1,096,875	Term Loan, 8.88%, Maturing May 27, 2011	1,104,644

	Lifecare Holdings, Inc.
$962,813	Term Loan, 7.57%, Maturing August 11, 2012	$933,728
	Lifepoint Hospitals, Inc.
5,475,090	Term Loan, 6.95%, Maturing April 15, 2012	5,471,328
	Magellan Health Services, Inc.
277,778	Term Loan, 5.20%, Maturing August 15, 2008	278,472
208,333	Term Loan, 7.11%, Maturing August 15, 2008	208,854
	Matria Healthcare, Inc.
1,219,446	Term Loan, 7.37%, Maturing January 19, 2012	1,225,543
	Multiplan Merger Corp.
842,674	Term Loan, 7.82%, Maturing April 12, 2013	845,438
1,530,359	Term Loan, 7.82%, Maturing April 12, 2013	1,535,380
	National Mentor Holdings, Inc.
81,200	Term Loan, 5.32%, Maturing June 29, 2013	81,682
1,361,956	Term Loan, 7.87%, Maturing June 29, 2013	1,370,043
	National Rental Institutes, Inc.
2,139,250	Term Loan, 7.63%, Maturing March 31, 2013	2,147,272
	Nyco Holdings
EUR 1,450,000	Term Loan, 6.10%, Maturing December 29, 2014	1,889,384
EUR 1,450,000	Term Loan, 6.60%, Maturing December 29, 2015	1,897,863
	Radnet Management, Inc.
725,000	Term Loan, 8.85%, Maturing November 15, 2012	726,813
	Renal Advantage, Inc.
395,124	Term Loan, 7.86%, Maturing October 5, 2012	398,581
	Select Medical Holding Corp.
2,038,687	Term Loan, 7.11%, Maturing February 24, 2012	2,035,964
	Sunrise Medical Holdings, Inc.
2,092,560	Term Loan, 8.88%, Maturing May 13, 2010	2,087,328
	Vanguard Health Holding Co., LLC
2,237,261	Term Loan, 7.61%, Maturing September 23, 2011	2,259,633
	Ventiv Health, Inc.
940,476	Term Loan, 6.86%, Maturing October 5, 2011	940,771
	VWR International, Inc.
2,307,917	Term Loan, 7.61%, Maturing April 7, 2011	2,315,852
		$94,904,535
Home Furnishings — 0.5%
	Interline Brands, Inc.
$1,307,560	Term Loan, 7.07%, Maturing June 23, 2013	$1,310,011
904,728	Term Loan, 7.07%, Maturing June 23, 2013	906,425
	Knoll, Inc.
1,674,458	Term Loan, 7.11%, Maturing October 3, 2012	1,687,016
	National Bedding Co., LLC
1,050,000	Term Loan, 10.36%, Maturing August 31, 2012	1,064,438

	Oreck Corp.
$1,820,980	Term Loan, 8.12%, Maturing February 2, 2012	$1,784,560
	Simmons Co.
3,795,769	Term Loan, 7.41%, Maturing December 19, 2011	3,832,144
		$10,584,594
Industrial Equipment — 1.0%
	Aearo Technologies, Inc.
$500,000	Term Loan, 11.86%, Maturing September 24, 2013	$507,500
	Alliance Laundry Holdings, LLC
487,915	Term Loan, 7.60%, Maturing January 27, 2012	492,184
	Colfax Corp.
2,261,640	Term Loan, 7.63%, Maturing May 30, 2009	2,279,310
	Douglas Dynamics Holdings, Inc.
1,734,019	Term Loan, 7.11%, Maturing December 16, 2010	1,729,684
	Flowserve Corp.
2,325,916	Term Loan, 6.88%, Maturing August 10, 2012	2,328,098
	Generac Acquisition Corp.
1,707,750	Term Loan, 7.86%, Maturing November 7, 2013	1,714,154
	Gleason Corp.
777,879	Term Loan, 7.88%, Maturing June 30, 2013	784,199
400,000	Term Loan, 10.88%, Maturing December 31, 2013	405,250
	John Maneely Co.
2,778,210	Term Loan, 8.62%, Maturing December 8, 2013	2,785,850
	MTD Products, Inc.
975,000	Term Loan, 6.88%, Maturing June 1, 2010	971,344
	PP Acquisition Corp.
EUR 423,913	Term Loan, 6.62%, Maturing November 12, 2011	554,985
4,306,997	Term Loan, 8.32%, Maturing November 12, 2011	4,339,300
	TFS Acquisition Corp.
897,750	Term Loan, 8.92%, Maturing August 11, 2013	904,483
		$19,796,341
Insurance — 0.9%
	ARG Holding, Inc.
$1,237,500	Term Loan, 8.44%, Maturing November 30, 2011	$1,244,075
2,625,000	Term Loan, 12.69%, Maturing November 30, 2012	2,654,531
	CCC Information Services Group
1,337,500	Term Loan, 7.87%, Maturing February 10, 2013	1,344,188
	Conseco, Inc.
3,665,813	Term Loan, 7.32%, Maturing October 10, 2013	3,686,433
	Crawford & Company
1,757,280	Term Loan, 7.86%, Maturing October 31, 2013	1,766,616
	Hilb, Rogal & Hobbs Co.
794,000	Term Loan, 6.86%, Maturing April 26, 2013	794,827

	U.S.I. Holdings Corp.
$299,250	Term Loan, 7.61%, Maturing March 24, 2011 (2)	$299,624
5,804,687	Term Loan, 7.61%, Maturing March 24, 2011	5,811,943
		$17,602,237
Leisure Goods/Activities/Movies — 4.4%
	24 Hour Fitness Worldwide, Inc.
$2,004,850	Term Loan, 7.86%, Maturing June 8, 2012	$2,021,139
	Alliance Atlantis Communications, Inc.
705,435	Term Loan, 6.86%, Maturing December 31, 2011	705,876
	AMC Entertainment, Inc.
2,252,250	Term Loan, 7.45%, Maturing January 26, 2013	2,275,536
	AMF Bowling Worldwide, Inc.
963,374	Term Loan, 8.41%, Maturing August 27, 2009	969,997
	Augustus 2, Ltd.
GBP 1,600,000	Term Loan, 7.94%, Maturing June 22, 2014	3,135,755
GBP 1,600,000	Term Loan, 8.44%, Maturing June 22, 2015	3,151,414
	Butterfly Wendel US, Inc.
387,500	Term Loan, 8.08%, Maturing June 22, 2013	393,252
387,500	Term Loan, 7.83%, Maturing June 22, 2014	391,315
	Carmike Cinemas, Inc.
2,969,849	Term Loan, 8.63%, Maturing May 19, 2012	3,009,137
	Cedar Fair, L.P.
497,500	Term Loan, 7.82%, Maturing August 31, 2011	500,920
4,004,875	Term Loan, 7.82%, Maturing August 30, 2012	4,050,182
	Cinemark, Inc.
4,812,938	Term Loan, 7.38%, Maturing October 5, 2013	4,866,332
	Dave & Buster’s, Inc.
595,000	Term Loan, 7.87%, Maturing March 8, 2013	599,091
992,500	Term Loan, 7.87%, Maturing March 8, 2013	999,323
	Deluxe Entertainment Services
1,100,000	Term Loan, 5.26%, Maturing January 28, 2011	1,083,500
	Easton-Bell Sports, Inc.
1,488,750	Term Loan, 7.07%, Maturing March 16, 2012	1,492,472
	Fender Musical Instruments Co.
1,330,000	Term Loan, 11.33%, Maturing October 1, 2012	1,342,469
	Metro-Goldwyn-Mayer Holdings, Inc.
10,793,438	Term Loan, 8.61%, Maturing April 8, 2012	10,829,272
	Red Football, Ltd.
GBP 4,750,000	Term Loan, 7.58%, Maturing August 16, 2014	9,320,894
GBP 4,750,000	Term Loan, 7.83%, Maturing August 16, 2015	9,359,637
	Regal Cinemas Corp.
5,336,625	Term Loan, 7.11%, Maturing November 10, 2010	5,350,922
	Revolution Studios
2,375,000	Term Loan, 9.07%, Maturing December 21, 2014	2,392,813
1,050,000	Term Loan, 12.35%, Maturing June 21, 2015	1,047,375

	Six Flags Theme Parks, Inc.
$8,129,647	Term Loan, 8.61%, Maturing June 30, 2009	$8,231,267
	Southwest Sports Group, LLC
1,450,000	Term Loan, 7.88%, Maturing December 22, 2010	1,450,454
	Universal City Development Partners, Ltd.
2,912,921	Term Loan, 7.37%, Maturing June 9, 2011	2,927,485
	WMG Acquisition Corp.
900,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	877,500
7,031,029	Term Loan, 7.37%, Maturing February 28, 2011	7,076,295
		$89,851,624
Lodging and Casinos — 1.5%
	Bally Technologies, Inc.
$5,795,168	Term Loan, 8.61%, Maturing September 5, 2009	$5,816,900
	CCM Merger, Inc.
2,599,191	Term Loan, 7.36%, Maturing April 25, 2012	2,609,263
	Isle of Capri Casinos, Inc.
4,449,398	Term Loan, 7.11%, Maturing February 4, 2012	4,471,645
	Penn National Gaming, Inc.
7,825,937	Term Loan, 7.12%, Maturing October 3, 2012	7,887,082
	Pinnacle Entertainment, Inc.
925,000	Term Loan, 0.00%, Maturing December 14, 2011	924,808
2,800,000	Term Loan, 7.32%, Maturing December 14, 2011	2,820,300
	Venetian Casino Resort, LLC
4,104,268	Term Loan, 7.12%, Maturing June 15, 2011	4,137,812
846,241	Term Loan, 7.12%, Maturing June 15, 2011	853,158
	Wimar Opco, LLC
950,000	Term Loan, 7.86%, Maturing January 3, 2012	950,000
		$30,470,968
Nonferrous Metals/Minerals — 1.1%
	Alpha Natural Resources, LLC
$2,920,500	Term Loan, 7.11%, Maturing October 26, 2012	$2,930,541
	Carmeuse Lime, Inc.
678,413	Term Loan, 7.13%, Maturing May 2, 2011	680,957
	CII Carbon, LLC
494,975	Term Loan, 7.38%, Maturing August 23, 2012	498,687
	Compass Minerals Group, Inc.
1,752,716	Term Loan, 6.86%, Maturing December 22, 2012	1,759,562
	Longyear Global Holdings, Inc.
129,265	Term Loan, 8.61%, Maturing October 6, 2012	130,207
139,208	Term Loan, 8.61%, Maturing October 6, 2012	140,223
1,302,590	Term Loan, 8.61%, Maturing October 6, 2012	1,312,088
	Magnequench International, Inc.
1,397,875	Term Loan, 8.88%, Maturing August 31, 2009	1,403,117

	Magnum Coal Co.
$245,455	Term Loan, 8.57%, Maturing March 15, 2013	$245,455
2,436,136	Term Loan, 8.62%, Maturing March 15, 2013	2,436,136
	Murray Energy Corp.
962,850	Term Loan, 8.37%, Maturing January 28, 2010	972,479
	Novelis, Inc.
1,299,040	Term Loan, 7.62%, Maturing January 6, 2012	1,304,608
2,257,805	Term Loan, 7.62%, Maturing January 6, 2012	2,267,482
	Stillwater Mining Co.
4,854,982	Term Loan, 7.63%, Maturing June 30, 2007	4,870,154
	Thompson Creek Metals Co.
1,500,000	Term Loan, 10.13%, Maturing October 26, 2012	1,526,250
		$22,477,946
Oil and Gas — 1.3%
	Citgo Petroleum Corp.
$1,975,315	Term Loan, 6.68%, Maturing November 15, 2012	$1,980,536
	Concho Resources, Inc.
2,835,750	Term Loan, 9.36%, Maturing July 6, 2011 (4)	2,816,750
	Dynegy Holdings, Inc.
1,000,000	Term Loan, 6.82%, Maturing January 31, 2012	1,003,750
	El Paso Corp.
1,750,000	Term Loan, 5.23%, Maturing July 31, 2011	1,760,253
	Epco Holdings, Inc.
985,072	Term Loan, 7.12%, Maturing August 18, 2008	987,688
3,758,894	Term Loan, 7.36%, Maturing August 18, 2010	3,790,443
	Goldking Energy Corp.
1,300,000	Term Loan, 10.36%, Maturing December 20, 2011 (4)	1,307,800
	Key Energy Services, Inc.
1,000,000	Term Loan, 5.36%, Maturing June 30, 2012	1,006,250
1,366,200	Term Loan, 7.84%, Maturing June 30, 2012	1,374,739
	Primary Natural Resources, Inc.
1,985,000	Term Loan, 9.36%, Maturing July 28, 2010 (4)	1,971,701
	Targa Resources, Inc.
1,885,000	Term Loan, 7.60%, Maturing October 31, 2007	1,887,503
3,297,310	Term Loan, 7.61%, Maturing October 31, 2012	3,322,555
1,602,972	Term Loan, 7.62%, Maturing October 31, 2012	1,615,244
	W&T Offshore, Inc.
1,275,000	Term Loan, 7.62%, Maturing May 26, 2010	1,284,297
		$26,109,509
Publishing — 2.6%
	American Media Operations, Inc.
$3,825,000	Term Loan, 8.37%, Maturing January 31, 2013	$3,852,092
	CBD Media, LLC
1,219,960	Term Loan, 7.70%, Maturing December 31, 2009	1,230,126

	Dex Media East, LLC
$3,955,769	Term Loan, 6.87%, Maturing May 8, 2009	$3,958,466
	Dex Media West, LLC
5,458,129	Term Loan, 6.86%, Maturing March 9, 2010	5,463,091
	Gatehouse Media Operating, Inc.
2,178,158	Term Loan, 7.57%, Maturing June 6, 2013	2,185,873
	Hanley-Wood, LLC
165,144	Term Loan, 7.61%, Maturing August 1, 2012	165,419
1,386,532	Term Loan, 7.62%, Maturing August 1, 2012	1,388,843
	Idearc, Inc.
8,525,000	Term Loan, 7.33%, Maturing November 17, 2014	8,598,792
	MediaNews Group, Inc.
1,268,625	Term Loan, 7.07%, Maturing August 2, 2013	1,271,268
	Merrill Communications, LLC
1,466,786	Term Loan, 7.59%, Maturing February 9, 2009	1,473,891
1,000,000	Term Loan, 11.82%, Maturing November 15, 2013	1,000,000
	Nebraska Book Co., Inc.
925,546	Term Loan, 7.88%, Maturing March 4, 2011	930,173
	Philadelphia Newspapers, LLC
1,094,500	Term Loan, 8.12%, Maturing June 29, 2013	1,096,325
	R.H. Donnelley Corp.
396,291	Term Loan, 6.61%, Maturing December 31, 2009	395,335
4,370,538	Term Loan, 6.87%, Maturing June 30, 2010	4,369,174
	Riverdeep Interactive Learning USA, Inc.
1,575,000	Term Loan, 8.10%, Maturing December 20, 2013	1,593,703
	SGS International, Inc.
915,750	Term Loan, 7.87%, Maturing December 30, 2011	920,329
	Source Media, Inc.
2,526,170	Term Loan, 7.61%, Maturing November 8, 2011	2,542,750
	SP Newsprint Co.
1,305,204	Term Loan, 5.35%, Maturing January 9, 2010	1,310,914
	Sun Media Corp.
2,325,693	Term Loan, 7.11%, Maturing February 7, 2009	2,332,477
	Xsys, Inc.
1,290,100	Term Loan, 7.86%, Maturing September 27, 2013	1,300,716
1,290,100	Term Loan, 8.36%, Maturing September 27, 2014	1,306,630
	Yell Group, PLC
3,425,000	Term Loan, 7.32%, Maturing February 10, 2013	3,457,466
		$52,143,853
Radio and Television — 2.3%
	ALM Media Holdings, Inc.
$1,140,827	Term Loan, 7.86%, Maturing March 4, 2010	$1,144,036
	Block Communications, Inc.
2,079,000	Term Loan, 7.36%, Maturing December 22, 2011	2,082,898
	Cequel Communications, LLC
1,000,000	Term Loan, 7.61%, Maturing November 5, 2013	1,007,188

$2,175,000	Term Loan, 9.87%, Maturing May 5, 2014	$2,223,768
4,003,019	Term Loan, 11.37%, Maturing May 5, 2014	4,107,266
	CMP KC, LLC
983,688	Term Loan, 9.38%, Maturing May 5, 2013	984,917
	CMP Susquehanna Corp.
1,774,679	Term Loan, 7.40%, Maturing May 5, 2013	1,787,989
	Cumulus Media, Inc.
1,890,500	Term Loan, 7.33%, Maturing June 7, 2013	1,902,512
	DirecTV Holdings, LLC
1,860,224	Term Loan, 6.82%, Maturing April 13, 2013	1,869,313
	Emmis Operating Co.
1,100,000	Term Loan, 7.32%, Maturing November 2, 2013	1,108,507
	Entravision Communications Corp.
1,822,250	Term Loan, 6.86%, Maturing September 29, 2013	1,827,185
	Gray Television, Inc.
1,658,250	Term Loan, 6.85%, Maturing November 22, 2015	1,658,990
	HEI Acquisition, LLC
725,000	Term Loan, 8.61%, Maturing December 31, 2011	725,906
	HIT Entertainment, Inc.
1,970,000	Term Loan, 7.60%, Maturing March 20, 2012	1,987,854
	Intelsat Subsuduary Holding Co.
1,296,750	Term Loan, 7.36%, Maturing July 3, 2013	1,312,473
	NEP Supershooters, L.P.
1,916,927	Term Loan, 13.32%, Maturing August 3, 2011	1,926,512
	Nexstar Broadcasting, Inc.
2,140,173	Term Loan, 7.11%, Maturing October 1, 2012	2,138,167
2,027,998	Term Loan, 7.11%, Maturing October 1, 2012	2,026,097
	NextMedia Operating, Inc.
307,644	Term Loan, 7.32%, Maturing November 15, 2012	307,529
136,731	Term Loan, 7.32%, Maturing November 15, 2012	136,680
	PanAmSat Corp.
3,241,875	Term Loan, 7.86%, Maturing January 3, 2014	3,278,570
	Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 10.50%, Maturing October 6, 2013	609,000
	Paxson Communications Corp.
3,250,000	Term Loan, 8.61%, Maturing January 15, 2012	3,325,156
	Raycom TV Broadcasting, LLC
3,414,173	Term Loan, 6.88%, Maturing August 28, 2013	3,403,504
	SFX Entertainment
1,806,750	Term Loan, 8.10%, Maturing June 21, 2013	1,810,138
	Young Broadcasting, Inc.
2,357,853	Term Loan, 7.94%, Maturing November 3, 2012	2,365,959
		$47,058,114
Rail Industries — 0.4%
	Kansas City Southern Railway Co.
$3,383,000	Term Loan, 7.08%, Maturing March 30, 2008	$3,391,457

	Railamerica, Inc.
$4,034,832	Term Loan, 7.38%, Maturing September 29, 2011	$4,047,441
476,984	Term Loan, 7.38%, Maturing September 29, 2011	478,475
		$7,917,373
Retailers (Except Food and Drug) — 1.4%
	Advantage Sales & Marketing, Inc.
$3,622,625	Term Loan, 7.43%, Maturing March 29, 2013	$3,634,732
	American Achievement Corp.
1,617,918	Term Loan, 7.58%, Maturing March 25, 2011	1,630,052
	Amscan Holdings, Inc.
1,836,125	Term Loan, 8.39%, Maturing December 23, 2012	1,859,938
	Coinmach Laundry Corp.
4,531,640	Term Loan, 7.88%, Maturing December 19, 2012	4,576,250
	FTD, Inc.
879,521	Term Loan, 7.32%, Maturing July 28, 2013	883,918
	Harbor Freight Tools USA, Inc.
2,681,244	Term Loan, 7.12%, Maturing July 15, 2010	2,682,083
	Home Interiors & Gifts, Inc.
1,023,245	Term Loan, 10.39%, Maturing March 31, 2011	762,318
	Josten’s Corp.
2,244,210	Term Loan, 7.37%, Maturing October 4, 2011	2,257,769
	Mapco Express, Inc.
2,431,369	Term Loan, 8.10%, Maturing April 28, 2011	2,452,643
	Neiman Marcus Group, Inc.
1,613,924	Term Loan, 7.60%, Maturing April 5, 2013	1,632,775
	Oriental Trading Co., Inc.
1,150,000	Term Loan, 11.47%, Maturing January 31, 2013	1,153,954
2,164,125	Term Loan, 8.17%, Maturing July 31, 2013	2,176,298
	Rent-A-Center, Inc.
1,471,303	Term Loan, 7.12%, Maturing November 15, 2012	1,477,050
	Savers, Inc.
455,711	Term Loan, 8.11%, Maturing August 11, 2012	459,698
541,789	Term Loan, 8.11%, Maturing August 11, 2012	546,530
		$28,186,008
Steel — 0.0%
	Gibraltar Industries, Inc.
$605,788	Term Loan, 7.13%, Maturing December 8, 2010	$605,409
		$605,409
Surface Transport — 0.5%
	Gainey Corp.
$1,019,875	Term Loan, 8.16%, Maturing April 20, 2012	$1,028,161
	Horizon Lines, LLC
862,127	Term Loan, 7.62%, Maturing July 7, 2011	866,707
	Laidlaw International, Inc.
399,000	Term Loan, 7.11%, Maturing July 31, 2013	402,159

$1,197,000	Term Loan, 7.11%, Maturing July 31, 2013	$1,206,477
	Oshkosh Truck Corp.
2,550,000	Term Loan, 7.35%, Maturing December 6, 2013	2,566,506
	Ozburn-Hessey Holding Co., LLC
596,463	Term Loan, 8.63%, Maturing August 9, 2012	597,208
	Sirva Worldwide, Inc.
1,594,375	Term Loan, 11.60%, Maturing December 1, 2010	1,516,650
	Vanguard Car Rental USA
1,564,500	Term Loan, 8.35%, Maturing June 14, 2013	1,579,982
		$9,763,850
Telecommunications — 2.0%
	Asurion Corp.
$1,524,312	Term Loan, 8.32%, Maturing July 13, 2012	$1,532,886
1,200,000	Term Loan, 11.57%, Maturing January 13, 2013	1,220,250
	BCM Luxembourg, Ltd.
EUR 1,375,000	Term Loan, 5.93%, Maturing September 30, 2014	1,789,456
EUR 1,375,000	Term Loan, 6.31%, Maturing September 30, 2015	1,806,475
	Cellular South, Inc.
2,221,519	Term Loan, 7.11%, Maturing May 4, 2011	2,223,603
	Centennial Cellular Operating Co., LLC
3,533,773	Term Loan, 7.61%, Maturing February 9, 2011	3,564,326
	Consolidated Communications, Inc.
3,648,439	Term Loan, 7.37%, Maturing July 27, 2015	3,667,824
	Epicor Software Corp.
496,250	Term Loan, 7.85%, Maturing March 30, 2012	498,421
	Fairpoint Communications, Inc.
3,200,000	Term Loan, 7.13%, Maturing February 8, 2012	3,211,002
	Hawaiian Telcom Communications, Inc.
1,097,633	Term Loan, 7.62%, Maturing October 31, 2012	1,099,920
	Iowa Telecommunications Services
3,208,000	Term Loan, 7.12%, Maturing November 23, 2011	3,226,045
	IPC Acquisition Corp.
872,813	Term Loan, 7.86%, Maturing September 29, 2013	882,996
500,000	Term Loan, 11.86%, Maturing September 29, 2014	507,188
	Madison River Capital, LLC
1,297,831	Term Loan, 7.61%, Maturing July 29, 2012	1,301,684
	NTelos, Inc.
1,783,664	Term Loan, 7.57%, Maturing August 24, 2011	1,794,589
	Stratos Global Corp.
1,275,000	Term Loan, 8.11%, Maturing February 13, 2012	1,277,523
	Triton PCS, Inc.
4,506,803	Term Loan, 8.61%, Maturing November 18, 2009	4,545,300
	Westcom Corp.
783,200	Term Loan, 8.15%, Maturing December 17, 2010	784,179
1,000,000	Term Loan, 12.36%, Maturing May 17, 2011	1,008,125

	Windstream Corp.
$5,525,000	Term Loan, 7.11%, Maturing July 17, 2013	$5,574,637
		$41,516,429
Utilities — 1.5%
	Astoria Generating Co.
$1,042,339	Term Loan, 7.37%, Maturing February 23, 2013	$1,050,939
1,250,000	Term Loan, 9.12%, Maturing August 23, 2013	1,269,010
	BRSP, LLC
2,500,000	Term Loan, 8.37%, Maturing July 13, 2009	2,512,500
	Cogentrix Delaware Holdings, Inc.
620,457	Term Loan, 6.87%, Maturing April 14, 2012	622,202
	Covanta Energy Corp.
1,188,943	Term Loan, 5.31%, Maturing June 24, 2012	1,196,374
847,738	Term Loan, 7.60%, Maturing May 27, 2013	853,037
568,750	Term Loan, 10.82%, Maturing June 24, 2013	581,191
	Elster Group GmbH (Ruhrgas)
EUR 550,154	Term Loan, 6.34%, Maturing June 12, 2013	725,137
EUR 431,988	Term Loan, 6.84%, Maturing June 12, 2014	572,018
	La Paloma Generating Co., LLC
189,321	Term Loan, 7.07%, Maturing August 16, 2012	188,375
1,083,553	Term Loan, 7.11%, Maturing August 16, 2012	1,078,135
85,411	Term Loan, 7.11%, Maturing August 16, 2012	84,984
	LSP General Finance Co., LLC
137,781	Term Loan, 7.11%, Maturing April 14, 2013	138,298
3,202,528	Term Loan, 7.11%, Maturing April 14, 2013	3,214,538
	Mirant North America, LLC.
1,386,000	Term Loan, 7.07%, Maturing January 3, 2013	1,390,427
	NRG Energy, Inc.
2,225,000	Term Loan, 7.36%, Maturing February 1, 2013	2,246,823
8,475,889	Term Loan, 7.36%, Maturing February 1, 2013	8,559,428
	Pike Electric, Inc.
754,956	Term Loan, 6.88%, Maturing July 1, 2012	755,192
568,776	Term Loan, 6.88%, Maturing December 10, 2012	568,954
	Vulcan Energy Corp.
1,969,609	Term Loan, 6.87%, Maturing July 23, 2010	1,972,071
		$29,579,633
Total Senior, Floating Rate Interests (identified cost $1,148,806,718)		$1,155,489,748

Mortgage Pass-Throughs — 44.8%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,119	5.427%, with maturity at 2025 (5)	$1,116,531
3,427	6.00%, with various maturities to 2026	3,471,074

$47,598	6.50%, with various maturities to 2025	$48,729,998
107,109	7.00%, with various maturities to 2031	110,218,590
825	7.13%, with maturity at 2023	848,416
63,018	7.50%, with various maturities to 2029 (6)	66,230,621
1,294	7.65%, with maturity at 2022	1,378,211
229	7.70%, with maturity at 2022	244,642
23,364	8.00%, with various maturities to 2030	25,049,107
916	8.25%, with maturity at 2020	983,292
2,088	8.30%, with maturity at 2020	2,244,125
21,705	8.50%, with various maturities to 2031	23,365,681
118	8.75%, with maturity at 2010	120,730
8,208	9.00%, with various maturities to 2031	8,889,170
6,547	9.50%, with various maturities to 2025	7,279,011
1,028	10.00%, with maturity at 2020	1,138,049
1,054	10.50%, with maturity at 2020	1,176,156
1,471	12.00%, with maturity at 2020	1,643,241
77	13.00%, with maturity at 2015	88,780
		$304,215,425
	Federal National Mortgage Assn.:
$16,861	5.50%, with maturity at 2014 (6)	$16,884,527
8,366	5.615%, with maturity at 2036 (5)	8,371,686
4,035	6.00%, with various maturities to 2026	4,058,884
24,553	6.395%, with maturity at 2032 (5)(6)	24,967,566
80,971	6.50%, with various maturities to 2031	83,040,163
944	6.75%, with maturity at 2023	976,315
102,197	7.00%, with various maturities to 2029	105,807,869
5,925	7.07%, with maturity at 2022 (5)	6,044,168
18,863	7.50%, with various maturities to 2031	19,909,273
16,456	8.00%, with various maturities to 2029	17,463,173
89	8.25%, with maturity at 2018	95,431
4,089	8.431%, with maturity at 2027 (7)	4,470,721
17,603	8.50%, with various maturities to 2028	18,976,096
2,067	8.656%, with maturity at 2028 (7)	2,253,305
1,247	8.771%, with maturity at 2029 (7)	1,374,958
1,832	8.785%, with maturity at 2027 (7)	1,987,290
25,033	9.00%, with various maturities to 2027	27,444,289
740	9.358%, with maturity at 2024 (7)	781,549
12,002	9.50%, with various maturities to 2030	13,280,448
1,329	9.611%, with maturity at 2018 (7)	1,447,599
2,155	10.00%, with various maturities to 2020	2,398,973
2,242	10.228%, with maturity at 2025 (7)	2,489,393
2,580	10.346%, with maturity at 2019 (7)	2,827,398
2,072	10.50%, with maturity at 2021	2,308,129
885	11.50%, with maturity at 2016	988,807
53	12.50%, with maturity at 2011	58,564
		$370,706,574

	Government National Mortgage Assn.:
$5,739	6.00%, with maturity at 2024	$5,800,338
10,860	7.00%, with various maturities to 2025	11,339,931
10,129	7.50%, with various maturities to 2028 (6)	10,698,227
37,806	8.00%, with various maturities to 2027	40,455,273
1,170	8.30%, with maturity at 2020	1,240,000
2,525	8.50%, with various maturities to 2022	2,758,984
11,398	9.00%, with various maturities to 2026	12,503,120
16,486	9.50%, with various maturities to 2026	18,393,710
1,077	10.00%, with maturity at 2019	1,204,736
		$104,394,319
	Collateralized Mortgage Obligations:
$3,589	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	$3,690,315
5,916	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	6,056,792
4,938	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	5,010,227
634	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	640,290
844	Federal Home Loan Mortgage Corp., Series 2130, Class K, 6.00%, 3/15/29	847,850
798	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	825,318
6,263	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29 (6)	6,596,328
3,559	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,861,721
19,942	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27 (6)	21,021,431
2,943	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	2,974,673
602	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	648,635
611	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	667,824
1,213	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	1,335,765
844	Federal National Mortgage Assn., Series 1990-17, Class G, 9.00%, 2/25/20	914,512
368	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	400,890
336	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	367,063
1,558	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	1,718,778

$543	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	$579,811
317	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	332,625
584	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	610,572
1,113	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,154,525
4,334	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	4,594,098
2,858	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	2,999,043
2,166	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	2,265,201
3,326	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	3,491,404
6,645	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	6,970,870
1,016	Federal National Mortgage Assn., Series 1993-56, Class PZ, 7.00%, 5/25/23	1,052,982
9,784	Federal National Mortgage Assn., Series 1994-45, Class Z, 6.50%, 2/25/24	10,000,761
4,954	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	5,291,279
4,976	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	5,162,531
2,839	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	2,947,361
8,582	Federal National Mortgage Assn., Series 2000-22, Class PN, 6.00%, 7/25/30	8,694,025
2,402	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	2,497,929
1,885	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	1,958,404
961	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	1,012,404
1,563	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	1,646,170
3,959	Federal National Mortgage Assn., Series G92-60, Class Z, 7.00%, 10/25/22	4,084,724
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,051,095
997	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	$1,141,084
		$135,117,310
Total Mortgage Pass-Throughs (identified cost $928,634,277)		$914,433,628

Corporate Bonds & Notes — 48.3%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.5%
	Alion Science and Technologies Corp.
$2,980	10.25%, 2/1/15 (8)	$3,017,250
	Argo Tech Corp., Sr. Notes
2,230	9.25%, 6/1/11	2,425,125
	Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	1,989,750
	Bombardier, Inc.,
1,425	8.00%, 11/15/14 (8)	1,478,437
	DRS Technologies, Inc., Sr. Sub. Notes
875	7.625%, 2/1/18	894,687
		$9,805,249
Automotive — 4.0%
	Altra Industrial Motion, Inc.
$2,460	9.00%, 12/1/11	$2,552,250
	Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	1,086,250
	Ford Motor Credit Co.
2,120	6.625%, 6/16/08	2,119,506
9,165	7.375%, 10/28/09	9,228,697
4,355	7.875%, 6/15/10	4,422,167
	Ford Motor Credit Co., Sr. Notes
180	9.875%, 8/10/11	192,900
	Ford Motor Credit Co., Sr. Notes, Variable Rate
4,900	8.11%, 1/13/12	4,926,107
	Ford Motor Credit Co., Variable Rate
10,995	8.371%, 11/2/07	11,156,176
	General Motors Acceptance Corp.
2,160	5.125%, 5/9/08	2,132,356
1,075	5.85%, 1/14/09	1,069,427
435	7.00%, 2/1/12	444,250
11,660	8.00%, 11/1/31	13,162,251
	Goodyear Tire & Rubber Co., Sr. Notes
1,405	8.625%, 12/1/11 (8)	1,485,787
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
2,010	9.14%, 12/1/09 (8)	2,035,125
	Tenneco Automotive, Global Shares, Series B
11,805	10.25%, 7/15/13	12,970,744
	Tenneco Automotive, Inc., Sr. Sub. Notes
2,645	8.625%, 11/15/14	2,757,412
	Titan International, Inc., Sr. Notes
1,580	8.00%, 1/15/12 (8)	1,595,800

	TRW Automotive, Inc., Sr. Notes
$2,230	9.375%, 2/15/13	$2,397,250
	TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,290,000
	United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,029,600
		$81,054,055
Brokers/Dealers/Investment Houses — 0.3%
	Residential Capital Corp., Sub. Notes, Variable Rate
$5,390	7.19%, 4/17/09 (6)	$5,411,878
		$5,411,878
Building and Development — 1.2%
	Dayton Superior Corp., Sr. Notes
$2,655	10.75%, 9/15/08	$2,767,837
	General Cable Corp., Sr. Notes
2,520	9.50%, 11/15/10	2,671,200
	Mueller Group, Inc., Sr. Sub. Notes
1,707	10.00%, 5/1/12	1,852,095
	Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
991	14.75%, 4/15/14	906,765
	Nortek, Inc., Sr. Sub. Notes
9,850	8.50%, 9/1/14	9,825,375
	NTK Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009),
3,645	10.75%, 3/1/14	2,697,300
	Panolam Industries International, Sr. Sub. Notes
3,905	10.75%, 10/1/13 (8)	4,158,825
	Stanley-Martin Co.
870	9.75%, 8/15/15	769,950
		$25,649,347
Business Equipment and Services — 3.0%
	Activant Solutions, Inc., Sr. Sub. Notes
$1,070	9.50%, 5/1/16 (8)	$1,043,250
	Affinion Group, Inc.
1,065	10.125%, 10/15/13 (8)	1,150,200
1,490	11.50%, 10/15/15 (8)	1,609,200
	Aramark Corp., Sr. Notes
2,935	8.50%, 2/1/15 (8)	3,019,381
	Aramark Corp., Sr. Notes, Variable Rate
1,565	8.86%, 2/1/15 (8)	1,604,125
	Education Management, LLC
3,045	8.75%, 6/1/14	3,212,475
4,240	10.25%, 6/1/16	4,579,200
	Hertz Corp.
5,835	8.875%, 1/1/14	6,228,862

	Hydrochem Industrial Services, Inc., Sr. Sub Notes
$2,620	9.25%, 2/15/13 (8)	$2,685,500
	Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15 (8)	2,150,500
	Lamar Media Corp., Sr. Sub. Notes
1,450	6.625%, 8/15/15	1,435,500
	Medimedia USA, Inc., Sr. Sub Notes
620	11.375%, 11/15/14 (8)	652,550
	Muzak, LLC / Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	5,085,937
	Norcross Safety Products, LLC / Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,457,000
	Sabre Holdings Corp.
7,140	7.35%, 8/1/11	6,950,769
	Safety Products Holdings, Inc., Sr. Notes (PIK)
6,881	11.75%, 1/1/12 (4)	7,364,514
	Sungard Data Systems, Inc.
3,060	9.125%, 8/15/13	3,235,950
	Sungard Data Systems, Inc., Variable Rate
1,100	9.973%, 8/15/13	1,152,250
	Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	1,933,837
1,485	7.625%, 6/15/13	1,551,825
		$62,102,825
Cable and Satellite Television — 2.9%
	Adelphia Communications Corp.
$2,500	10.25%, 6/15/11 (3)	$2,650,000
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
4,545	9.87%, 4/1/09	4,840,425
	CCH I, LLC/CCH I Capital Co.
3,265	11.00%, 10/1/15	3,387,437
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
10,295	8.75%, 11/15/13	10,655,325
	CSC Holdings, Inc., Series B
4,545	8.125%, 8/15/09	4,732,481
	CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,018,262
2,105	8.125%, 7/15/09	2,191,831
	CSC Holdings, Inc., Sr. Notes, Series B
380	7.625%, 4/1/11	393,300
	Insight Communications, Sr. Disc. Notes
16,450	12.25%, 2/15/11	17,210,812
	Kabel Deutschland GMBH
1,955	10.625%, 7/1/14	2,192,044

	Mediacom Broadband Corp., LLC, Sr. Notes
$2,485	8.50%, 10/15/15 (8)	$2,528,487
	National Cable, PLC
1,480	8.75%, 4/15/14	1,542,900
	UGS Corp.
3,130	10.00%, 6/1/12	3,443,000
		$58,786,304
Chemicals and Plastics — 2.2%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
$3,172	9.625%, 6/15/14	$3,520,920
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
3,357	10.50%, 10/1/14	2,937,375
	Equistar Chemical, Sr. Notes
8,235	10.625%, 5/1/11	8,770,275
	Huntsman, LLC
4,426	11.625%, 10/15/10	4,846,470
	Koppers, Inc.
1,252	9.875%, 10/15/13	1,364,680
	Lyondell Chemical Co.
995	11.125%, 7/15/12	1,075,844
	Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,097,755
	Mosaic Co., Sr. Notes
1,405	7.375%, 12/1/14 (8)	1,429,587
1,405	7.625%, 12/1/16 (8)	1,443,637
	Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	8.502%, 11/15/13	2,145,000
	OM Group, Inc.
11,180	9.25%, 12/15/11	11,669,125
	Reichhold Industries, Inc., Sr. Notes
4,350	9.00%, 8/15/14 (8)	4,469,625
	Rockwood Specialties Group, Sr. Sub. Notes
196	10.625%, 5/15/11	209,475
		$45,979,768
Clothing/Textiles — 2.4%
	Hanesbrands, Inc., Sr. Notes, Variable Rate
$4,365	8.735%, 12/15/14 (8)	$4,506,862
	Levi Strauss & Co., Sr. Notes
8,860	12.25%, 12/15/12	9,845,675
1,555	9.75%, 1/15/15	1,687,175
4,665	8.875%, 4/1/16	4,898,250
	Levi Strauss & Co., Sr. Notes, Variable Rate
4,735	10.11%, 4/1/12	4,877,050

	Oxford Industries, Inc., Sr. Notes
$12,565	8.875%, 6/1/11	$13,067,600
	Perry Ellis International, Inc., Sr. Sub. Notes
6,170	8.875%, 9/15/13	6,324,250
	Phillips Van-Heusen, Sr. Notes
1,700	7.25%, 2/15/11	1,742,500
2,500	8.125%, 5/1/13	2,637,500
		$49,586,862
Conglomerates — 0.6%
	Amsted Industries, Inc., Sr. Notes
$7,150	10.25%, 10/15/11 (8)	$7,695,187
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
3,398	8.36%, 6/15/12	3,448,970
	RBS Global and Rexnord Corp.
1,905	9.50%, 8/1/14	1,981,200
		$13,125,357
Containers and Glass Products — 0.7%
	Berry Plastics Holding Corp.
$4,430	8.875%, 9/15/14 (8)	$4,596,125
	Berry Plastics Holding Corp., Variable Rate
1,230	9.235%, 9/15/14 (8)	1,269,975
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,220	8.50%, 8/1/14	2,962,400
	Pliant Corp. (PIK)
5,051	11.85%, 6/15/09 (4)	5,542,281
	Smurfit-Stone Container Corp., Sr. Notes
395	9.75%, 2/1/11	409,812
		$14,780,593
Ecological Services and Equipment — 0.6%
	Aleris International, Inc., Sr. Notes
$2,375	9.00%, 12/15/14 (8)	$2,475,937
	Aleris International, Inc., Sr. Sub. Notes
5,245	10.00%, 12/15/16 (8)	5,454,800
	Waste Services, Inc., Sr. Sub. Notes
4,085	9.50%, 4/15/14 (8)	4,268,825
		$12,199,562
Electronics/Electrical — 0.3%
	Avago Technologies Finance, Sr. Notes
$1,485	10.375%, 12/1/13 (8)	$1,581,525
	Avago Technologies Finance, Sr. Sub. Notes
790	11.875%, 12/1/15 (8)	869,000
	CPI Holdco, Inc., Sr. Notes, Variable Rate
1,320	11.298%, 2/1/15	1,351,036

	Freescale Semiconductor, Sr. Notes
$1,005	9.125%, 12/15/14 (8)	$1,003,744
	NXP BV/NXP Funding, LLC
1,025	8.11%, 10/15/13 (8)	1,049,344
	Open Solutions, Inc., Sr. Sub. Notes
600	9.75%, 2/1/15 (8)	615,000
		$6,469,649
Energy — 1.2%
	Allis-Chalmers Energy, Inc.
$4,935	9.00%, 1/15/14	$5,033,700
	Allis-Chalmers Energy, Inc., Sr. Notes
970	8.50%, 3/1/17 (8)	974,850
	Chaparral Energy, Inc., Sr. Notes
2,980	8.875%, 2/1/17 (8)	2,987,450
	Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	2,265,600
	Opti Cananda, Inc.
3,950	8.25%, 12/15/14 (8)	4,147,500
	Petrohawk Energy Corp.
8,800	9.125%, 7/15/13	9,152,000
	SESI, LLC
660	6.875%, 6/1/14	650,100
		$25,211,200
Equipment Leasing — 0.1%
	Rental Service Corp.
$1,000	9.50%, 12/1/14 (8)	$1,050,000
	United Rentals North America, Inc.
1,195	6.50%, 2/15/12	1,183,050
		$2,233,050
Financial Intermediaries — 0.4%
	Alzette, Variable Rate
$750	11.86%, 12/15/20 (8)	$771,562
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.32%, 2/24/19 (8)	764,595
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.31%, 4/15/19 (8)	1,016,007
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.41%, 1/15/19 (8)	1,018,505
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
974	7.826%, 8/11/16 (8)	989,904
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17	1,055,867
	Centurion CDO 9 Ltd., Series 2005-9A
500	9.35%, 7/17/19	518,497

	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
$1,500	7.926%, 7/30/16 (8)	$1,540,872
	Sonata Securities S.A., Series 2006-5
750	8.75%, 6/27/07	757,204
	Sonata Securities S.A., Series 2006-6
750	8.75%, 6/27/07	757,144
		$9,190,157
Food Products — 0.7%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$5,315	11.50%, 11/1/11	$4,810,075
	Nutro Products, Inc., Sr. Notes, Variable Rate
865	9.40%, 10/15/13 (8)	897,437
	Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12	3,345,937
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
4,615	8.25%, 12/1/13	4,741,912
		$13,795,361
Food Service — 0.5%
	EL Pollo Loco, Inc.
$4,050	11.75%, 11/15/13	$4,414,500
	NPC International, Inc.
3,820	9.50%, 5/1/14	3,953,700
	Sbarro, Inc., Sr. Notes
990	10.375%, 2/1/15 (8)	1,014,750
		$9,382,950
Food/Drug Retailers — 1.1%
	General Nutrition Centers, Inc.
$895	8.625%, 1/15/11	$948,700
	General Nutrition Centers, Inc., Sr. Sub. Notes
2,195	8.50%, 12/1/10	2,288,287
	GNC Parent Corp., Variable Rate
5,060	12.14%, 12/1/11 (8)	5,186,500
	Rite Aid Corp.
11,142	6.125%, 12/15/08 (8)	11,128,072
3,190	8.125%, 5/1/10	3,277,725
		$22,829,284
Forest Products — 1.6%
	Georgia-Pacific Corp.
$1,450	9.50%, 12/1/11	$1,602,250
	Jefferson Smurfit Corp.
820	7.50%, 6/1/13	795,400
	JSG Funding PLC, Sr. Notes
17,860	9.625%, 10/1/12	19,065,550

	NewPage Corp.
$5,550	10.00%, 5/1/12 (8)	$6,077,250
	NewPage Corp., Variable Rate
1,545	11.621%, 5/1/12	1,699,500
	Stone Container Corp.
4,225	7.375%, 7/15/14	4,056,000
		$33,295,950
Healthcare — 3.1%
	Accellent, Inc.
$2,715	10.50%, 12/1/13	$2,837,175
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,686,325
	CDRV Investors, Inc., Sr. Disc. Notes, (0.00% until 2010)
2,575	9.625%, 1/1/15	2,066,437
	CDRV Investors, Inc., Sr. Notes, Variable Rate
2,950	9.86%, 12/1/11	2,913,125
	Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,402,500
	HCA, Inc.
1,400	8.75%, 9/1/10	1,463,000
6,655	9.25%, 11/15/16 (8)	7,087,575
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
4,165	8.75%, 2/15/12	4,404,487
	Multiplan, Inc., Sr. Sub. Notes
4,155	10.375%, 4/15/16 (8)	4,196,550
	National Mentor Holdings, Inc., Sr. Sub. Notes
2,130	11.25%, 7/1/14 (8)	2,316,375
	Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,203,200
	Service Corp. International, Sr. Notes
1,110	7.00%, 6/15/17	1,104,450
	Triad Hospitals, Inc., Sr. Notes
4,650	7.00%, 5/15/12	4,789,500
	US Oncology, Inc.
2,205	9.00%, 8/15/12	2,348,325
5,350	10.75%, 8/15/14	5,965,250
	Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, (0.00% until 2009)
1,185	11.25%, 10/1/15	956,887
	VWR International, Inc., Sr. Sub. Notes
5,540	8.00%, 4/15/14	5,664,650
		$62,405,811

Home Furnishings — 0.2%
	Interline Brands, Inc., Sr. Sub. Notes
$1,475	8.125%, 6/15/14	$1,515,563
	Steinway Musical Instruments, Sr. Notes
1,745	7.00%, 3/1/14 (8)	1,727,550
		$3,243,113
Industrial Equipment — 0.7%
	Case New Holland, Inc., Sr. Notes
$6,810	9.25%, 8/1/11	$7,252,650
665	7.125%, 3/1/14	684,950
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15 (8)	2,311,050
	Esco Corp., Sr. Notes
1,595	8.625%, 12/15/13 (8)	1,650,825
	Esco Corp., Sr. Notes, Variable Rate
1,595	9.235%, 12/15/13 (8)	1,638,863
	Manitowoc Co., Inc. (The)
975	10.50%, 8/1/12	1,046,906
		$14,585,244
Leisure Goods/Activities/Movies — 2.2%
	AMC Entertainment, Inc., Sr. Sub. Notes
$4,450	9.875%, 2/1/12	$4,700,313
	AMC Entertainment, Inc., Variable Rate
650	9.624%, 8/15/10	674,375
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13 (8)	2,180,850
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	10.12%, 4/1/12 (8)	3,994,875
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
8,180	12.00%, 8/15/14 (8)	6,993,900
	Universal City Developement Partners, Sr. Notes
16,215	11.75%, 4/1/10	17,370,319
	Universal City Florida Holdings, Sr. Notes, Variable Rate
8,605	10.121%, 5/1/10	8,927,688
		$44,842,320
Lodging and Casinos — 3.6%
	Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/14 (8)	$4,166,700
	CCM Merger, Inc.
2,620	8.00%, 8/1/13 (8)	2,616,725
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.877%, 11/15/12 (8)	3,176,250

	Galaxy Entertainment Finance
$1,600	9.875%, 12/15/12 (8)	$1,740,000
	Greektown Holdings, LLC, Sr. Notes
2,215	10.75%, 12/1/13 (8)	2,381,125
	Host Hotels & Resorts L.P., Sr. Notes
2,030	6.875%, 11/1/14 (8)	2,047,763
	Inn of the Mountain Gods, Sr. Notes
5,795	12.00%, 11/15/10	6,345,525
	Las Vegas Sands Corp.
3,165	6.375%, 2/15/15	3,093,788
	Majestic HoldCo, LLC, (0.00% until 2008)
1,540	12.50%, 10/15/11 (8)	1,043,350
	Majestic Star Casino, LLC
3,500	9.50%, 10/15/10	3,675,000
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,393,406
	OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	5,089,425
	Pokagon Gaming Authority, Sr. Notes
390	10.375%, 6/15/14 (8)	429,975
	San Pasqual Casino
3,405	8.00%, 9/15/13 (8)	3,490,125
	Station Casinos, Inc.
560	7.75%, 8/15/16	574,000
	Station Casinos, Inc., Sr. Notes
1,050	6.00%, 4/1/12	998,813
	Trump Entertainment Resorts, Inc.
16,880	8.50%, 6/1/15	16,795,600
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15 (8)	3,558,225
	Turning Stone Resort Casinos, Sr. Notes
830	9.125%, 9/15/14 (8)	858,013
	Waterford Gaming, LLC, Sr. Notes
8,357	8.625%, 9/15/12 (8)	8,900,205
	Wynn Las Vegas, LLC
1,210	6.625%, 12/1/14	1,203,950
		$73,577,963
Nonferrous Metals/Minerals — 0.6%
	Alpha Natural Resources, Sr. Notes
$1,370	10.00%, 6/1/12	$1,489,875
	FMG Finance PTY, Ltd., Variable Rate
1,815	9.369%, 9/1/11	1,864,913
3,115	10.625%, 9/1/16 (8)	3,449,863

	Novelis, Inc.
$4,830	7.25%, 2/15/15	$4,974,900
		$11,779,551
Oil and Gas — 2.3%
	Clayton Williams Energy, Inc.
$1,325	7.75%, 8/1/13 (8)	$1,238,875
	Copano Energy, LLC, Sr. Notes
760	8.125%, 3/1/16	786,600
	Dynegy Holdings, Inc.
2,165	8.375%, 5/1/16 (8)	2,300,313
	El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12 (8)	2,621,938
	El Paso Production Holding Co.
500	7.75%, 6/1/13	520,000
	Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,652,150
	Giant Industries
850	8.00%, 5/15/14	916,938
	Inergy L.P. / Finance, Sr. Notes
3,980	6.875%, 12/15/14 (8)	3,870,550
	Ocean Rig Norway AS, Sr. Notes
2,565	8.375%, 7/1/13 (8)	2,731,725
	Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,115,763
	Quicksilver Resources, Inc.
2,295	7.125%, 4/1/16	2,243,363
	Semgroup L.P., Sr. Notes
5,990	8.75%, 11/15/15 (8)	6,034,925
	Sonat, Inc.
5,000	7.625%, 7/15/11	5,250,000
	Stewart & Stevenson, LLC, Sr. Notes
3,390	10.00%, 7/15/14 (8)	3,542,550
	United Refining Co., Sr. Notes
6,900	10.50%, 8/15/12	7,176,000
	Verasun Energy Corp.
3,360	9.875%, 12/15/12	3,528,000
		$46,529,690
Publishing — 0.8%
	American Media Operations, Inc., Series B
$2,620	10.25%, 5/1/09	$2,521,750
	CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,381,725
	Dex Media West, LLC, Sr. Sub. Notes
4,565	9.875%, 8/15/13	4,987,263

	Idearc, Inc., Sr. Notes
$2,440	8.00%, 11/15/16 (8)	$2,491,850
	MediaNews Group, Inc., Sr. Sub. Notes
1,070	6.875%, 10/1/13	979,050
	R.H. Donnelley Corp., Sr. Disc. Notes
1,605	6.875%, 1/15/13	1,544,813
1,740	6.875%, 1/15/13	1,674,750
		$15,581,201
Radio and Television — 1.4%
	Advanstar Communications, Inc.
$8,550	10.75%, 8/15/10	$9,234,000
	CanWest Media, Inc.
2,156	8.00%, 9/15/12	2,247,809
	LBI Media, Inc.
1,820	10.125%, 7/15/12	1,940,575
	Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12 (8)	1,931,350
	Rainbow National Services, LLC, Sr. Sub. Debs.
6,490	10.375%, 9/1/14 (8)	7,333,700
	Sirius Satellite Radio, Sr. Notes
6,150	9.625%, 8/1/13	6,150,000
		$28,837,434
Rail Industries — 0.2%
	Kansas City Southern Mexico, Sr. Notes
$2,345	7.625%, 12/1/13 (8)	$2,356,725
	Kansas City Southern Railway Co.
1,035	9.50%, 10/1/08	1,089,338
		$3,446,063
Retailers (Except Food and Drug) — 2.4%
	Amscan Holdings, Inc., Sr. Sub. Notes
$2,800	8.75%, 5/1/14	$2,758,000
	Bon-Ton Department Stores, Inc.
2,460	10.25%, 3/15/14	2,558,400
	GameStop Corp.
13,885	8.00%, 10/1/12	14,752,813
	GameStop Corp., Variable Rate
4,105	9.235%, 10/1/11	4,279,463
	Michaels Stores, Inc., Sr. Notes
6,485	10.00%, 11/1/14 (8)	6,955,163
	Michaels Stores, Inc., Sr. Sub. Notes
1,420	11.375%, 11/1/16 (8)	1,540,700
	Neiman Marcus Group, Inc.
5,375	9.00%, 10/15/15	5,912,500
3,145	10.375%, 10/15/15	3,530,263

	Penny (JC) Co., Inc.
$1,875	8.00%, 3/1/10	$2,000,357
	Sally Holdings, LLC, Sr. Notes
1,010	9.25%, 11/15/14 (8)	1,041,563
	Toys “R” Us
3,355	7.375%, 10/15/18	2,860,138
		$48,189,360
Steel — 0.5%
	AK Steel Corp.
$2,000	7.75%, 6/15/12	$2,035,000
	Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	2,347,776
	RathGibson, Inc.
4,720	11.25%, 2/15/14	5,026,800
		$9,409,576
Surface Transport — 0.3%
	H-Lines Finance Holding, Sr. Disc. Notes, (0.00% until 2008)
$1,531	11.00%, 4/1/13 (8)	$1,427,658
	Horizon Lines, LLC
3,967	9.00%, 11/1/12 (8)	4,195,103
		$5,622,761
Telecommunications — 3.3%
	Alamosa Delaware, Inc., Sr. Notes
$6,230	11.00%, 7/31/10	$6,696,689
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
2,820	10.125%, 6/15/13	3,056,175
	Digicel, Ltd., Sr. Notes
3,225	9.25%, 9/1/12 (8)	3,466,875
	Intelsat Bermuda, Ltd.
3,560	9.25%, 6/15/16 (8)	3,924,900
	Intelsat Bermuda, Ltd., Sr. Notes
15,690	5.25%, 11/1/08	15,376,200
	Level 3 Financing, Inc., Sr. Notes
2,480	9.25%, 11/1/14 (8)	2,548,200
	Qwest Capital Funding, Inc.
1,855	7.00%, 8/3/09	1,896,738
	Qwest Communications International, Inc.
6,540	7.50%, 2/15/14	6,785,250
	Qwest Communications International, Inc., Sr. Notes
670	7.50%, 11/1/08	683,400
	Qwest Corp.
3,615	8.875%, 3/15/12	4,030,725
	Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	2,087,925

	Qwest Corp., Sr. Notes, Variable Rate
$1,645	8.61%, 6/15/13	$1,801,275
	Rogers Wireless, Inc., Variable Rate
1,314	8.485%, 12/15/10	1,343,565
	UbiquiTel Operating Co., Sr. Notes
3,995	9.875%, 3/1/11	4,295,212
	West Corp., Sr. Notes
5,690	9.50%, 10/15/14 (8)	5,789,575
	Windstream Corp.
3,140	8.125%, 8/1/13	3,395,125
635	8.625%, 8/1/16	696,119
		$67,873,948
Utilities — 2.4%
	AES Corp., Sr. Notes
$6,000	9.50%, 6/1/09	$6,390,000
4,005	8.75%, 5/15/13 (8)	4,290,356
5,445	9.00%, 5/15/15 (8)	5,853,375
	Mission Energy Holding Co.
3,290	13.50%, 7/15/08	3,623,113
	NGC Corp.
4,395	7.625%, 10/15/26	4,285,125
	NRG Energy, Inc.
1,465	7.25%, 2/1/14	1,472,325
5,040	7.375%, 1/15/17	5,052,600
	NRG Energy, Inc., Sr. Notes
2,015	7.375%, 2/1/16	2,022,556
	Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	14,308,288
	Reliant Energy, Inc.
1,775	9.25%, 7/15/10	1,872,625
		$49,170,363
Total Corporate Bonds & Notes (identified cost $947,986,079)		$985,983,799

Convertible Bonds — 0.2%

Principal Amount	Security	Value
Aerospace and Defense — 0.2%
$3,540,000	L-3 Communications Corp. (6)	$3,690,450
		$3,690,450
Radio and Television — 0.0%
$1,515,000	XM Satellite Radio Holdings, Inc.	$1,291,537
		$1,291,537
Total Convertible Bonds (identified cost, $5,071,844)		$4,981,987

Common Stocks — 0.5%

Shares	Security	Value
Containers and Glass Products — 1.7%
142,857	Archor Glass Container Corp. (3)	$3,874,996
		$3,874,996
Lodging and Casinos — 1.5%
331,790	Trump Entertainment Resorts, Inc. (8)	$5,892,591
		$5,892,591
Total Common Stocks (identified cost, $9,733,636)		$9,767,587

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
11,070	Chesapeake Energy Corp., 4.50%	$1,059,842
10,058	Crown Castle International Corp., (PIK)	563,248
Total Convertible Preferred Stocks (identified cost, $1,554,502)		$1,623,090

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (10)	$34,819	$34,818,931
Total Short-Term Investments (at amortized cost $34,818,931)		$34,818,931
Gross Investments — 152.2% (identified cost $3,076,605,987)		$3,107,098,770
Less Unfunded Loan Commitments — (0.2)%		$(3,656,861)
Net Investments — 152.0% (identified cost $3,072,949,126)		$3,103,441,909
Other Assets, Less Liabilities — (12.8)%		$(262,011,267)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.2)%		$(800,307,811)
Net Assets Applicable to Common Shares — 100.0%		$2,041,122,831

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded Loan Commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion.
(3)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Adjustable rate mortgage.
(6)	All or a portion of these securities were on loan at January 31, 2007.
(7)	Weighted average coupon that resets monthly.
(8)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $271,055,873 or 13.3% of the net assets.

(9)	Non-income producing security.
(10)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

A summary of financial instruments at January 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
02/28/07	Euro 2,900,000	United States Dollar 3,748,250	$(24,760)
02/28/07	Euro 13,750,000	United States Dollar 17,826,875	(62,387)
2/28/07	Great British Pound 15,610,000	United States Dollar 30,563,600	9,312
			$(77,835)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
2,000,000	3/20/2010	Agreement with Lehman Brothers dated 5/18/05 to sell a credit default swap. The Fund will receive 2.4% per year, paid quarterly, times the notional amount. The Fund makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$76,764

At January 31, 2007, the Fund had sufficient cash and/or securities segregated to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,083,498,631
Gross unrealized appreciation	$48,131,124
Gross unrealized depreciation	(28,187,846)
Net unrealized appreciation	$19,943,278

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President
Date:	March 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President
Date:	March 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	March 23, 2007